Financial Assets Measured at Amortized Cost - Schedule of Consumer Loan (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Consumer Loan [Abstract]
Gross amount - Consumer Loans		R$ 24,068,242	R$ 10,571,338
Credit loss allowance – on balance		(3,121,544)	(838,696)
Credit loss allowance – off balance	[1]	(33,842)	(25,524)
Total credit loss allowance		(3,155,386)	(864,220)
Total consumer loans - amortized cost (a +b)		20,946,698	9,732,642
Fair Value Adjustment – Portfolio Hedge (Note 30.2 - c)		(33,179)	(154,494)
Consumer loans		R$ 20,913,519	R$ 9,578,148

[1]	Provision for expected credit loss of pre-approved credit card limits available to customers, presented as other liabilities in the statement of financial position. Limit disclosed in Note 30.1.